Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net Consist - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (110)	$ (74)
Property and equipment, net	135	150
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	114	106
Computers Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	72	64
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	53	48
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 6	$ 6